Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Due from affiliates, net	$ 1,880	$ 1,692